BOND PAYABLE	12 Months Ended
Feb. 28, 2019
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
12.	BOND PAYABLE

On May 21, 2014, the Company issued $230,000 in aggregate principal amount of convertible bond due on May 15, 2019 (“the Bond”), unless earlier repurchased, converted or redeemed. The Bond bears interest at a rate of 2.5% per year, payable semiannually in arrears on May 15 and November 15 of each year, beginning on November 15, 2014.

The net proceeds from the Bond, after deducting the issuance costs, were $224,723. The Company has accounted for the Bond as a single instrument as bond payable. The value of the Bond is measured by the cash received. As of February 28, 2019, the fair value of the bond payable is
$43,081,
 which is determined based on the quoted price in an active market (Level 1). Interest expense of $2,465 and $162 were recognized for the years ended February 28, 2018 and 2019, respectively.

The debt issuance costs of $5,277 were recorded as a reduction of the bond payable and amortized using the effective interest method over the period from issuance date to the earliest redemption date, May 15, 2017.

The main terms of the Bond are summarized as follows:

Conversion

The Bond are convertible into the Company’s ADSs, at the option of the holders, in integral multiples of one thousand dollars principal amount, at any time prior to the close of business on the second scheduled trading day immediately preceding the maturity date. The conversion rate equals 229.1856 ADSs per one thousand dollars principal amount of the Bond, which represents the adjusted conversion price of $4.36 per ADS. During the years ended February 28, 2018 and 2019, certain bond holders converted their bonds with carrying amount of $214,422 and $5,800 to 49,142,340 and 1,329,273 ADSs, respectively. Fractional ADSs were settled in cash upon conversion.

Redemption

The Company does not have the right to redeem the Bond prior to maturity except for certain circumstances involving changes in the tax laws for the relevant tax jurisdiction. Holders of the Bond have the right to require the Company to repurchase in cash all or part of their Bond on May 15, 2017 or upon the occurrence of certain fundamental changes at a repurchase price equal to 100% of the principal amount of the Bond to be repurchased, plus any accrued and unpaid interest to, but excluding, the repurchase date.

Effective on August 16, 2017, the Company adjusted the ratio of its American Depositary Shares (“ADSs”) to Class A common shares from one ADS representing two Class A common shares to three ADSs representing one Class A common shares. The information disclosed below have been given effect to the foregoing ADS to share ratio change (“Ratio Change”). In addition, as disclosed in Note 24, the Company declared and paid a cash dividend, which triggered the conversion adjustment provisions of the Bond.

Concurrently
with the issuance of the Bond
in May 2014
, the Company entered into capped call transactions (each a “Capped Call Transaction”) with three initial purchasers or their affiliates by purchasing 52,712,642 options, which is the number of adjusted ADS issuable upon conversion of the Bond in full, for $22,885. The Capped Call Transactions are expected generally to reduce the potential dilution to the Class A common shares and ADSs upon conversion of the Bond. The strike price of the Capped Call Transactions corresponds to the adjusted conversion price of the Bond and the cap price is $5.87 per ADS and has been adjusted under the terms of the Capped Call Transactions. The Capped Call Transactions will terminate upon the maturity date of the Bond and will be settled in net ADSs unless the Group elected the cash settlement method. The Group accounted for the capped call transactions as equity transactions and recorded the $22,885 purchase price as a deduction of additional paid in capital. In February 2019, a portion of the options became exercisable. The Group elected the cash settlement method and recorded $
13,270
as a credit to additional paid in capital.